Share-Based Compensation - Summary of Share Units (Deferred share units) (Parenthetical) (Detail) - Deferred Share Units [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 4	$ 1	$ 2
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 10	$ 6	$ 8